Credit Risk - Summary of Probability Weightings Applied to Scenarios (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Upside 2 [member]
Disclosure of probability weightings of scenarios [line items]
Probability %	5.00%	5.00%
Upside 1 [member]
Disclosure of probability weightings of scenarios [line items]
Probability %	10.00%	15.00%
Base case [member]
Disclosure of probability weightings of scenarios [line items]
Probability %	40.00%	40.00%
Downside 1 [member]
Disclosure of probability weightings of scenarios [line items]
Probability %	30.00%	30.00%
Downside 2 [member]
Disclosure of probability weightings of scenarios [line items]
Probability %	15.00%	10.00%